Income and Expenses - Other Operating Result (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income And Expenses [Line Items]
Other operating income		€ 140.6	€ 105.0	€ 815.3
Other operating expenses	[1]	(811.5)	(293.0)	(410.0)
Total other operating result		(670.9)	(188.0)	405.3
Gain on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating income		0.0	67.6	0.0
Grants
Disclosure Of Income And Expenses [Line Items]
Other operating income		31.5	2.2	1.4
Foreign exchange differences, net
Disclosure Of Income And Expenses [Line Items]
Other operating income		84.9	0.0	727.4
Other operating expenses		0.0	(252.0)	0.0
Other
Disclosure Of Income And Expenses [Line Items]
Other operating income		24.2	35.2	86.5
Other operating expenses		(8.0)	(11.6)	(21.5)
Contractual disputes / settlements
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		(657.4)	0.0	0.0
Litigation costs
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		(113.7)	(29.4)	(3.0)
Loss on derivative instruments at fair value through profit or loss
Disclosure Of Income And Expenses [Line Items]
Other operating expenses		€ (32.4)	€ 0.0	€ (385.5)

[1]	Adjustments to the year 2022 figures due to change in functional allocation of general and administrative expenses and other operating expenses (see Note 7.2).